Long-Term Debt - Additional Information - Revolvers (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) credit_facility vessel	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 21,184	$ 680,085
Revolving Credit Facilities due through December 2024
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
Credit facility, maximum borrowing capacity	$ 82,500	344,900
Undrawn amount of revolving credit facility	$ 82,500	$ 73,800
Debt instrument spread on variable rate	2.40%	2.40%
Available capacity reduced under revolving credit facility in year 2	$ 52,600
Debt Instrument, Collateral, Number of Vessels | vessel	13
Carrying amount of long-term debt	$ 0	$ 271,167
Line Of Credit Reduction Of Available Borrowing Capacity in Year One	$ 29,800